CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Unrealized holding gains on securities available for sale arising during the period, tax	$ 426	$ (1,122)
Reclassification adjustment for losses (gains) on securities available for sale realized in net income, benefit (tax)	$ 47	$ (193)